Shareholder Report, Line Graph (Details) WE0000000002529A_Dimensional Global Real Estate ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Dec. 06, 2022	Oct. 31, 2025
Dimensional Global Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional Global Real Estate ETF – NAV
Accumulated Value	$ 11,662	$ 8,906	$ 10,000	$ 11,823
MSCI All Country World IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World IMI Index (net div.)
Accumulated Value	13,714	10,363	10,000	$ 16,731
S&P Global REIT Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global REIT Index (net div.)
Accumulated Value	$ 11,692	$ 8,949	$ 10,000	$ 11,942